Share-Based Incentives Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share based awards		$ 0
Requisite service period, Class B shares		3 years
Accounts payable, accrued expenses and other		$ 560,561	$ 612,069
Redemption of unrestricted Class B common shares (1)	[1]	581	5,157	$ 6,540
Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption of unrestricted Class B common shares (1)		$ 3,000	11,000
Common Class C,B and RSU stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shared Based Compensation, Minimum Multiplier of Target Value		200.00%
Share based compensation expense		$ 13,000	11,000	$ 10,000
Accounts payable, accrued expenses and other		$ 24,000	$ 15,000
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period		1 year
Restricted Shares | Minimum | Personal Performance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance target percentage		75.00%
Restricted Shares | Minimum | Company performance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance target percentage		50.00%
Restricted Shares | Maximum | Personal Performance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance target percentage		125.00%
Restricted Shares | Maximum | Company performance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance target percentage		150.00%
Restricted Shares | Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period, Class B shares		3 years

[1]	Class B shares are recorded as a liability on the Company's Consolidated Balance Sheet. See Note 13 for further details.